Note 10 - Subsequent Significant Events	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
10—SUBSEQUENT
SIGNIFICANT EVENTS

Effective
July 1, 2017,
Marc Oczachowski was appointed Member of the Board of Directors of EDAP TMS S.A., as per shareholders’ approval dated
June 30, 2017.

On
July 17, 2017,
the Company withdrew the
510
(k) application for its Focal One device under review by the FDA and announced its plan for submitting a new
510
(k) file including new clinical data.

On
July 31, 2017,
the Company submitted a
510
(k) application to the FDA for its Ablatherm Fusion device, enabling more precise method for targeting of diagnosed areas within the prostate.

On
September 11, 2017,
as announced on
July 17, 2017,
the Company submitted a new
510
(k) application for its Focal One device, including an updated clinical section for FDA review. This new application differs mainly within the clinical section.